UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07489

                          Oppenheimer International Growth Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                         (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


             Registrant's telephone number, including area code: (303) 768-3200
                                                                 --------------

                      Date of fiscal year end: November 30

         Date of reporting period: December 1, 2002 - November 30, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

FUND PERFORMANCE DISCUSSION

How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund's performance during its fiscal year ended November 30, 2003, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index.
Management's Discussion of Fund Performance. Oppenheimer International Growth Fund Class A shares returned 36.55% (without sales charge) for the fiscal year ended November 30, 2003. This compares to a one-year total return of 24.22% for its benchmark index, the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index. The Fund considered the effect of worldwide growth themes and sought to identify well-managed, reasonably valued companies that may benefit from these investment themes.
   Adherence to the Fund's growth principles greatly benefited performance during the period. Entering our current fiscal year (which began in December of 2002), the Fund's long-term, growth oriented investment style was at odds with the highly risk averse, short-term style favored by many investors during that time. However, we did not abandon our style, but instead used the negative sentiment to re-acquire well-managed Internet, media and communications equipment stocks at very attractive prices. Those stocks, along with other growth stocks in the portfolio provided a strong catalyst once uncertainty over the war with Iraq dissipated. Indeed, we were able to fully capture the early gains in the market rally, rather than play catch-up after it was clear the market had already turned. Examples of this strategy included investments in Spanish cable company Sogecable and Swedish telecom equipment company Telefonaktiebolaget LM Ericsson AB.
   Positions in Japanese financial stocks, namely banking companies UFJ Holdings, Inc. and Mitsubishi Tokyo Financial Group, Inc., also worked to the Fund's advantage. Most Japanese financial shares reacted positively to news that the non-performing loan problem was abating. Non-performing loans have been a major problem for the Japanese financial system since the collapse of asset prices, particularly property, after the market peaked in 1989. Like their European counterparts, Japanese technology and media stocks also bolstered returns, as evidenced by strong gains from Yahoo Japan Corp., an Internet company and Canon, Inc., whose growth is being driven by digital cameras and copiers.
   Meanwhile, selective exposure to emerging market stocks, predominantly within the higher-quality markets of Brazil and India, added to the Fund's outperformance. Brazilian aircraft manufacturer Empresa Brasileira de Aeronautica SA (Embraer) is well positioned to profit from rising global demand for regional jets. At the same time, Indian IT leader Infosys Technologies Ltd. has assumed a leadership role in offshore technology outsourcing.

        6 | OPPENHEIMER INTERNATIONAL GROWTH FUND

   Weakness at the sector level proved to be the principal detractor from performance, with the most notable laggards being healthcare and consumer staples. In light of their defensive nature, these groups did not fully participate in a rally driven primarily by economically sensitive sectors such as information technology and financials.
   Country, sector and market capitalization weightings were the result of individual stock selection and do not reflect predetermined target allocations. The Fund's holdings, allocations, management, and strategies are subject to change. Investing in foreign securities poses additional risks, such as currency fluctuations and higher expenses.
Comparing the Fund's Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until November 30, 2003. In case Class A, Class B and Class C shares, performance is measured since the inception of the Fund on March 25, 1996. In the case of Class N shares, performance is measured from inception of the class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions.
   The Fund's performance is compared to the performance of the Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index, which is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada.
   Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.

        7 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FUND PERFORMANCE DISCUSSION

Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer International Growth Fund (Class A)
     MSCI EAFE Index

[LINE CHART]

                  Value of Investment           Morgan Stanley EAFE
Date                    In Fund         (Europe Australasia & Far East Index)

03/25/1996                9,425                        10,000
05/31/1996                9,849                        10,106
08/31/1996               10,085                         9,895
11/30/1996               11,065                        10,462
02/28/1997               12,026                        10,136
05/31/1997               13,082                        10,900
08/31/1997               13,261                        10,821
11/30/1997               13,544                        10,449
02/28/1998               14,375                        11,737
05/31/1998               16,634                        12,143
08/31/1998               14,040                        10,836
11/30/1998               14,461                        12,202
02/28/1999               14,467                        12,353
05/31/1999               14,935                        12,709
08/31/1999               16,136                        13,656
11/30/1999               19,567                        14,816
02/29/2000               28,739                        15,536
05/31/2000               22,865                        14,924
08/31/2000               25,519                        14,996
11/30/2000               20,335                        13,415
02/28/2001               20,242                        12,848
05/31/2001               19,951                        12,396
08/31/2001               16,993                        11,385
11/30/2001               16,151                        10,884
02/28/2002               15,808                        10,441
05/31/2002               16,425                        11,241
08/31/2002               13,350                         9,713
11/30/2002               12,592                         9,555
02/28/2003               10,621                         8,647
05/31/2003               12,776                         9,899
08/31/2003               14,865                        10,643
11/30/2003               17,195                        11,919

Average Annual Total Return of Class A Shares of the Fund at 11/30/03
1 Year  28.70%      5 Year  2.30%   Since Inception  7.31%

Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer International Growth Fund (Class B)
     MSCI EAFE Index

[LINE CHART]

                  Value of Investment           Morgan Stanley EAFE
Date                    In Fund         (Europe Australasia & Far East Index)

03/25/1996               10,000                         10,000
05/31/1996               10,420                         10,106
08/31/1996               10,640                          9,895
11/30/1996               11,650                         10,462
02/28/1997               12,630                         10,136
05/31/1997               13,720                         10,900
08/31/1997               13,890                         10,821
11/30/1997               14,150                         10,449
02/28/1998               14,992                         11,737
05/31/1998               17,318                         12,143
08/31/1998               14,586                         10,836
11/30/1998               14,992                         12,202
02/28/1999               14,982                         12,353
05/31/1999               15,433                         12,709
08/31/1999               16,636                         13,656
11/30/1999               20,137                         14,816
02/29/2000               29,521                         15,536
05/31/2000               23,443                         14,924
08/31/2000               26,113                         14,996
11/30/2000               20,773                         13,415
02/28/2001               20,630                         12,848
05/31/2001               20,299                         12,396
08/31/2001               17,252                         11,385
11/30/2001               16,362                         10,884
02/28/2002               15,986                         10,441
05/31/2002               16,617                         11,241
08/31/2002               13,506                          9,713
11/30/2002               12,739                          9,555
02/28/2003               10,745                          8,647
05/31/2003               12,925                          9,899
08/31/2003               15,039                         10,643
11/30/2003               17,396                         11,919

Average Annual Total Return of Class B Shares of the Fund at 11/30/03
1 Year  30.49%        5 Year  2.38%   Since Inception  7.47%

*See Notes on page 10 for further details.

        8 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer International Growth Fund (Class C)
     MSCI EAFE Index

[LINE CHART]

                  Value of Investment           Morgan Stanley EAFE
Date                    In Fund         (Europe Australasia & Far East Index)

03/25/1996               10,000                        10,000
05/31/1996               10,420                        10,106
08/31/1996               10,650                         9,895
11/30/1996               11,660                        10,462
02/28/1997               12,650                        10,136
05/31/1997               13,730                        10,900
08/31/1997               13,900                        10,821
11/30/1997               14,170                        10,449
02/28/1998               15,012                        11,737
05/31/1998               17,338                        12,143
08/31/1998               14,606                        10,836
11/30/1998               15,012                        12,202
02/28/1999               15,003                        12,353
05/31/1999               15,454                        12,709
08/31/1999               16,657                        13,656
11/30/1999               20,158                        14,816
02/29/2000               29,563                        15,536
05/31/2000               23,475                        14,924
08/31/2000               26,145                        14,996
11/30/2000               20,794                        13,415
02/28/2001               20,662                        12,848
05/31/2001               20,331                        12,396
08/31/2001               17,273                        11,385
11/30/2001               16,395                        10,884
02/28/2002               16,018                        10,441
05/31/2002               16,600                        11,241
08/31/2002               13,474                         9,713
11/30/2002               12,687                         9,555
02/28/2003               10,669                         8,647
05/31/2003               12,821                         9,899
08/31/2003               14,893                        10,643
11/30/2003               17,183                        11,919

Average Annual Total Return of Class C Shares of the Fund at 11/30/03
1 Year  34.44%        5 Year  2.74%   Since Inception  7.30%

Class N Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer International Growth Fund (Class N)
     MSCI EAFE Index

[LINE CHART]

                  Value of Investment           Morgan Stanley EAFE
Date                    In Fund         (Europe Australasia & Far East Index)

03/01/2001               10,000                        10,000
05/31/2001                9,856                         9,648
08/31/2001                8,388                         8,861
11/30/2001                7,967                         8,471
02/28/2002                7,794                         8,126
05/31/2002                8,090                         8,749
08/31/2002                6,576                         7,560
11/30/2002                6,200                         7,437
02/28/2003                5,219                         6,730
05/31/2003                6,280                         7,704
08/31/2003                7,302                         8,284
11/30/2003                8,433                         9,277

Average Annual Total Return of Class N Shares of the Fund at 11/30/03
1 Year  35.01%        Since Inception  -6.02%

The performance information for the MSCI EAFE Index in the graphs begins on 3/31/96 for Class A, Class B and Class C, and on 2/28/01 for Class N shares. Past performance cannot guarantee future results. Graphs are not drawn to same scale.

        9 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES

In reviewing performance and rankings, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677) or visit the OppenheimerFunds website at www.oppenheimerfunds.com. Read the prospectus carefully before you invest or send money.

Class A shares of the Fund were first publicly offered on 3/25/96. Unless otherwise noted, Class A returns include the maximum initial sales charge of 5.75%.

Class B shares of the Fund were first publicly offered on 3/25/96. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 3/25/96. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

        10 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS  November 30, 2003

                                                                Market Value
                                                      Shares      See Note 1
------------------------------------------------------------------------------
 Common Stocks--96.3%
------------------------------------------------------------------------------
 Consumer Discretionary--14.8%
------------------------------------------------------------------------------
 Auto Components--1.4%
 Continental AG                                      335,665    $ 11,668,489
------------------------------------------------------------------------------
 Automobiles--0.6%
 Porsche AG, Preferred                                 8,944       4,626,187
------------------------------------------------------------------------------
 Distributors--0.4%
 Medion AG                                            83,981       3,281,778
------------------------------------------------------------------------------
 Household Durables--1.6%
 Groupe SEB SA                                        43,059       5,254,390
------------------------------------------------------------------------------
 Thomson SA                                          396,970       8,403,476
                                                                --------------
                                                                  13,657,866

------------------------------------------------------------------------------
 Internet & Catalog Retail--1.1%
 LG Home
 Shopping, Inc.                                      207,880       9,667,228
------------------------------------------------------------------------------
 Media--6.9%
 British Sky
 Broadcasting
 Group plc 1                                         342,639       3,971,799
------------------------------------------------------------------------------
 Grupo Televisa SA,
 Sponsored GDR                                       137,200       5,604,621
------------------------------------------------------------------------------
 Mediaset SpA                                        760,000       8,618,175
------------------------------------------------------------------------------
 News Corp. Ltd. (The)                               617,789       5,270,509
------------------------------------------------------------------------------
 Societe Television
 Francaise 1                                         249,860       8,071,719
------------------------------------------------------------------------------
 Sogecable SA 1                                      225,700       6,736,612
------------------------------------------------------------------------------
 Vivendi Universal SA 1                              560,670      12,870,241
------------------------------------------------------------------------------
 Zee Telefilms Ltd.                                2,339,700       6,624,976
                                                                --------------
                                                                  57,768,652

------------------------------------------------------------------------------
 Specialty Retail--1.8%
 Hennes & Mauritz
 AB (H&M), B Shares                                  345,900       8,079,744
------------------------------------------------------------------------------
 New Dixons
 Group plc                                         3,108,555       7,297,630
                                                                --------------
                                                                  15,377,374

------------------------------------------------------------------------------
 Textiles, Apparel & Luxury Goods--1.0%
 Luxottica Group SpA                                 471,700       8,283,503
------------------------------------------------------------------------------
 Consumer Staples--3.9%
------------------------------------------------------------------------------
 Beverages--2.1%
 Foster's Group Ltd.                               1,564,295       4,980,465
------------------------------------------------------------------------------
 Pernod-Ricard SA                                    120,160      12,768,774
                                                                --------------
                                                                  17,749,239

                                                                Market Value
                                                      Shares      See Note 1
------------------------------------------------------------------------------
 Food & Staples Retailing--1.0%
 Carrefour SA                                        116,050    $  6,252,956
------------------------------------------------------------------------------
 Woolworths Ltd.                                     255,600       2,097,357
                                                                --------------
                                                                   8,350,313

------------------------------------------------------------------------------
 Food Products--0.8%
 Cadbury
 Schweppes plc                                       598,060       3,810,865
------------------------------------------------------------------------------
 Parmalat
 Finanziaria SpA                                   1,050,244       2,882,944
                                                                --------------
                                                                   6,693,809

------------------------------------------------------------------------------
 Energy--1.0%
------------------------------------------------------------------------------
 Energy Equipment & Services--0.4%
 Technip-Coflexip SA                                  33,580       3,612,648
------------------------------------------------------------------------------
 Oil & Gas--0.6%
 Tsakos Energy
 Navigation Ltd.                                     287,200       4,577,968
------------------------------------------------------------------------------
 Financials--15.5%
------------------------------------------------------------------------------
 Commercial Banks--8.4%
 ABN Amro
 Holding NV                                          189,300       4,166,140
------------------------------------------------------------------------------
 Anglo Irish Bank
 Corp                                              1,767,515      23,941,541
------------------------------------------------------------------------------
 ICICI Bank Ltd.,
 Sponsored ADR                                       689,900       9,175,670
------------------------------------------------------------------------------
 Mitsubishi Tokyo
 Financial Group, Inc.                                 1,683      12,570,252
------------------------------------------------------------------------------
 Royal Bank of
 Scotland Group
 plc (The)                                           152,660       4,261,224
------------------------------------------------------------------------------
 Societe Generale,
 Cl. A                                               109,830       8,794,436
------------------------------------------------------------------------------
 UFJ Holdings,
 Inc. 1                                                1,714       7,324,251
                                                                --------------
                                                                  70,233,514

------------------------------------------------------------------------------
 Diversified Financial Services--5.7%
 3i Group plc                                      1,275,471      13,359,140
------------------------------------------------------------------------------
 Ackermans &
 van Haaren NV                                       147,642       3,167,915
------------------------------------------------------------------------------
 Collins Stewart
 Tullett plc                                       2,126,861      16,460,470
------------------------------------------------------------------------------
 MLP AG 1                                            790,035      14,868,136
                                                                --------------
                                                                  47,855,661

        11 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS  Continued

                                                                Market Value
                                                      Shares      See Note 1
------------------------------------------------------------------------------
 Real Estate--1.0%
 Solidere, GDR 2                                     877,092    $  4,319,678
------------------------------------------------------------------------------
 Sumitomo Realty &
 Development Co. Ltd.                                560,000       4,366,691
                                                                --------------
                                                                   8,686,369

------------------------------------------------------------------------------
 Thrifts & Mortgage Finance--0.4%
 Housing Development
 Finance Corp. Ltd.                                  265,500       3,204,330
------------------------------------------------------------------------------
 Health Care--16.4%
------------------------------------------------------------------------------
 Health Care Equipment & Supplies--1.4%
 Art Advanced
 Research
 Technologies, Inc. 1,3,4                          1,901,125       4,753,178
------------------------------------------------------------------------------
 Essilor International
 SA                                                   83,170       4,146,352
------------------------------------------------------------------------------
 Ortivus AB, B Shares 1,4                            710,800       2,963,195
                                                                --------------
                                                                  11,862,725

------------------------------------------------------------------------------
 Health Care Providers & Services--0.4%
 Nicox SA 1                                          850,949       3,876,124
------------------------------------------------------------------------------
 Pharmaceuticals--14.6%
 AstraZeneca plc                                     128,760       5,844,010
------------------------------------------------------------------------------
 Aventis SA                                           92,350       5,330,203
------------------------------------------------------------------------------
 Biovail Corp. 1                                      64,500       1,209,375
------------------------------------------------------------------------------
 Dr. Reddy's
 Laboratories Ltd.,
 Sponsored ADR                                       265,900       7,445,200
------------------------------------------------------------------------------
 Fujisawa
 Pharmaceutical
 Co. Ltd.                                            153,000       2,856,875
------------------------------------------------------------------------------
 GlaxoSmithKline plc                                 277,345       6,253,363
------------------------------------------------------------------------------
 H. Lundbeck AS                                      230,100       3,614,660
------------------------------------------------------------------------------
 Marshall Edwards,
 Inc. 1,3                                          1,750,000      15,048,689
------------------------------------------------------------------------------
 NeuroSearch AS 1                                    273,200       7,350,949
------------------------------------------------------------------------------
 Novogen Ltd. 1,4                                  6,323,015      32,988,156
------------------------------------------------------------------------------
 Pliva d.d., GDR 2                                   221,950       3,493,493
------------------------------------------------------------------------------
 Sanofi-Synthelabo SA                                 99,420       6,733,374
------------------------------------------------------------------------------
 Schering AG                                         122,691       6,176,928
------------------------------------------------------------------------------
 Shionogi & Co. Ltd.                                 457,000       7,556,857
------------------------------------------------------------------------------
 SkyePharma plc 1                                  6,771,550       8,792,769
------------------------------------------------------------------------------
 Takeda Chemical
 Industries Ltd.                                      48,000       1,840,760
                                                                --------------
                                                                 122,535,661

                                                                Market Value
                                                      Shares      See Note 1
------------------------------------------------------------------------------
 Industrials--16.5%
------------------------------------------------------------------------------
 Aerospace & Defense--4.7%
 Empresa Brasileira
 de Aeronautica SA
 (Embraer), Preference                             5,488,546    $ 39,855,746
------------------------------------------------------------------------------
 Air Freight & Logistics--0.2%
 Sinotrans Ltd.                                    4,200,000       1,919,833
------------------------------------------------------------------------------
 Commercial Services & Supplies--3.2%
 BTG plc 1                                         2,499,460       8,382,459
------------------------------------------------------------------------------
 Buhrmann NV                                       1,105,458       8,401,214
------------------------------------------------------------------------------
 Prosegur Compania
 de Seguridad SA                                     205,149       3,368,996
------------------------------------------------------------------------------
 Randstad Holding NV                                 342,500       6,835,737
                                                                --------------
                                                                  26,988,406

------------------------------------------------------------------------------
 Construction & Engineering--2.3%
 Koninklijke Boskalis
 Westminster NV                                      703,061      17,428,263
------------------------------------------------------------------------------
 Leighton
 Holdings Ltd.                                       270,439       2,273,914
                                                                --------------
                                                                  19,702,177

------------------------------------------------------------------------------
 Electrical Equipment--1.5%
 Ushio, Inc.                                         787,000      12,402,867
------------------------------------------------------------------------------
 Industrial Conglomerates--3.2%
 Aalberts
 Industries NV                                     1,037,153      26,480,915
------------------------------------------------------------------------------
 Machinery--1.4%
 GSI Lumonics, Inc. 1                                203,400       2,145,870
------------------------------------------------------------------------------
 Halma plc                                           521,316       1,219,356
------------------------------------------------------------------------------
 Hyundai Heavy
 Industries Co. Ltd. 1                               259,846       8,192,807
                                                                --------------
                                                                  11,558,033

------------------------------------------------------------------------------
 Information Technology--22.0%
------------------------------------------------------------------------------
 Communications Equipment--2.1%
 Nokia Oyj                                           225,800       4,068,117
------------------------------------------------------------------------------
 Telefonaktiebolaget
 LM Ericsson AB, B
 Shares 1                                          8,262,900      13,341,192
                                                                --------------
                                                                  17,409,309

------------------------------------------------------------------------------
 Computers & Peripherals--0.6%
 Logitech
 International SA 1                                  115,393       4,998,652
------------------------------------------------------------------------------
 Electronic Equipment & Instruments--6.2%
 Alps Electric Co. Ltd.                              238,000       3,368,335

        12 | OPPENHEIMER INTERNATIONAL GROWTH FUND

                                                                Market Value
                                                      Shares      See Note 1
------------------------------------------------------------------------------
 Electronic Equipment & Instruments Continued
 Epcos AG 1                                          587,582    $ 13,403,488
------------------------------------------------------------------------------
 Keyence Corp.                                        33,500       7,527,712
------------------------------------------------------------------------------
 Nippon Electric
 Glass Co. Ltd.                                      340,000       6,364,134
------------------------------------------------------------------------------
 Omron Corp.                                         553,318      10,508,596
------------------------------------------------------------------------------
 Tandberg ASA 1                                    1,583,700      11,488,869
                                                                --------------
                                                                  52,661,134

------------------------------------------------------------------------------
 Internet Software & Services--1.6%
 T-Online
 International AG 1                                  549,744       6,932,451
------------------------------------------------------------------------------
 Yahoo Japan Corp. 1                                     495       6,508,400
                                                                --------------
                                                                  13,440,851

------------------------------------------------------------------------------
 IT Services--4.5%
 Amadeus Global
 Travel Distribution SA                            1,007,600       6,280,613
------------------------------------------------------------------------------
 Getronics NV 1                                    2,822,400       5,819,123
------------------------------------------------------------------------------
 Infosys
 Technologies Ltd.                                    96,794      10,414,290
------------------------------------------------------------------------------
 NIIT Ltd.                                         1,208,400       5,706,700
------------------------------------------------------------------------------
 NTT Data Corp.                                        1,221       4,481,757
------------------------------------------------------------------------------
 United Internet AG                                  219,317       5,152,748
                                                                --------------
                                                                  37,855,231

------------------------------------------------------------------------------
 Office Electronics--2.3%
 Canon, Inc.                                         239,000      11,042,184
------------------------------------------------------------------------------
 Konica Minolta
 Holdings, Inc.                                      676,000       7,999,416
                                                                --------------
                                                                  19,041,600

------------------------------------------------------------------------------
 Semiconductors & Semiconductor Equipment--3.0%
 ASM
 International NV 1                                  752,700      14,248,611
------------------------------------------------------------------------------
 Jenoptik AG                                       1,043,368      11,093,579
                                                                --------------
                                                                  25,342,190

------------------------------------------------------------------------------
 Software--1.7%
 UBI Soft
 Entertainment SA 1                                  272,336       8,438,712
------------------------------------------------------------------------------
 Unit 4 Agresso NV 1                                 590,830       6,303,229
                                                                --------------
                                                                  14,741,941

                                                                Market Value
                                                      Shares      See Note 1
------------------------------------------------------------------------------
 Materials--1.2%
------------------------------------------------------------------------------
 Metals & Mining--1.2%
 Companhia Vale do
 Rio Doce,
 Sponsored ADR                                       260,400    $ 10,124,352
------------------------------------------------------------------------------
 Telecommunication Services--5.0%
------------------------------------------------------------------------------
 Diversified Telecommunication Services--0.7%
 BT Group plc                                        631,890       1,888,239
------------------------------------------------------------------------------
 Videsh Sanchar
 Nigam Ltd.                                        1,320,000       3,891,938
                                                                --------------
                                                                   5,780,177

------------------------------------------------------------------------------
 Wireless Telecommunication Services--4.3%
 KDDI Corp.                                            2,495      13,008,081
------------------------------------------------------------------------------
 SK Telecom Co. Ltd.                                  20,100       3,243,958
------------------------------------------------------------------------------
 Telecom Italia
 Mobile SpA                                          744,900       3,830,591
------------------------------------------------------------------------------
 Vodafone Group plc                                7,086,390      16,270,351
                                                                --------------
                                                                  36,352,981
                                                                --------------
 Total Common Stocks
 (Cost $683,825,866)                                             810,225,833

------------------------------------------------------------------------------
 Preferred Stocks--1.0%

 Ceres, Inc.:
 $4.00 Cv., Series C-1 1,3                            44,515         289,348
 Cv., Series C 1,3                                   600,000       3,900,000
 Cv., Series D 1,3                                   418,000       2,717,000
------------------------------------------------------------------------------
 Oxagen Ltd., Cv. 1,3                              2,142,875       1,289,898
                                                                --------------
 Total Preferred Stocks
 (Cost $7,296,760)                                                 8,196,246

                                                       Units
------------------------------------------------------------------------------
 Rights, Warrants and Certificates--0.0%

 Ceres Group, Inc.:
 Series C Wts.,
 Exp. 8/28/06 1,3                                     20,032              --
 Series D Wts.,
 Exp. 12/31/30 1,3                                    41,800              --
------------------------------------------------------------------------------
 UBI Soft
 Entertainment SA
 Wts., Exp. 5/14/06 1                                603,021         390,334
                                                                --------------
 Total Rights, Warrants
 and Certificates (Cost $0)                                          390,334

        13 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS  Continued

                                                   Principal    Market Value
                                                      Amount      See Note 1
------------------------------------------------------------------------------
 Joint Repurchase Agreements--2.5%

 Undivided interest of 7.81% in joint
 repurchase agreement (Principal Amount/
 Market Value $269,201,000, with a maturity
 value of $269,223,658) with Banc One Capital
 Markets, Inc., 1.01%, dated 11/28/03, to be
 repurchased at $21,034,770 on 12/1/03,
 collateralized by U.S. Treasury Bonds,
 7.25%--12%, 8/15/13--8/15/22, with a value
 of $29,442,516 and U.S. Treasury Nts.,
 1.50%--7.875%, 2/15/04--2/15/10,
 with a value of $245,568,795
 (Cost $21,033,000)                              $21,033,000    $ 21,033,000

                                                                Market Value
                                                                  See Note 1
------------------------------------------------------------------------------
 Total Investments,
 at Value
 (Cost $712,155,626)                                    99.8%   $839,845,413
------------------------------------------------------------------------------
 Other Assets
 Net of Liabilities                                      0.2       1,315,980
                                                   ---------------------------
 Net Assets                                            100.0%   $841,161,393
                                                   ===========================

Footnotes to Statement of Investments
1. Non-income producing security.
2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $7,813,171 or 0.93% of the Fund's net assets as of November 30, 2003.
3. Identifies issues considered to be illiquid or restricted. See Note 6 of Notes to Financial Statements.
4. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended November 30, 2003. The aggregate fair value of securities of affiliated companies held by the Fund as of November 30, 2003 amounts to $40,704,529. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                                   Unrealized
                                 Shares      Gross       Gross         Shares    Appreciation      Realized
                          Nov. 30, 2002  Additions  Reductions  Nov. 30, 2003  (Depreciation)          Loss
------------------------------------------------------------------------------------------------------------
Stocks and/or Warrants
Art Advanced Research
Technologies, Inc.            1,901,125         --          --      1,901,125     $(2,746,822)  $        --
Magnus Holding NV             1,206,580  1,043,300   2,249,880             --              --     4,965,742
Novogen Ltd.                  6,549,983    158,100     385,068      6,323,015      23,992,211        71,793
Ortivus AB, B Shares            698,400     26,800      14,400        710,800      (5,396,900)      278,606
Oxagen Ltd., Cv.*             1,250,000    892,875          --      2,142,875              --            --
UBI Soft Entertainment SA*      938,841         --     666,505        272,336              --     9,656,872
                                                                                  -------------------------
                                                                                  $15,848,489   $14,973,013
                                                                                  =========================

* No longer an affiliate as of November 30, 2003.

        14 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

 Geographic Holdings                     Market Value         Percent
-----------------------------------------------------------------------
 Japan                                   $119,727,168            14.3%
 Great Britain                             99,101,573            11.8
 France                                    94,943,739            11.3
 The Netherlands                           89,683,232            10.7
 Germany                                   77,203,784             9.2
 Australia                                 62,659,090             7.5
 Brazil                                    49,980,098             6.0
 India                                     46,463,104             5.3
 United States                             29,148,723             3.5
 Sweden                                    24,384,131             2.9
 Ireland                                   23,941,541             2.9
 Italy                                     23,615,213             2.8
 Korea, Republic of South                  21,103,993             2.5
 Spain                                     16,386,221             2.0
 Norway                                    16,066,837             1.9
 Denmark                                   10,965,609             1.3
 Canada                                     6,899,048             0.8
 Mexico                                     5,604,621             0.7
 Switzerland                                4,998,652             0.6
 Lebanon                                    4,319,678             0.5
 Finland                                    4,068,117             0.5
 Croatia                                    3,493,493             0.4
 Belgium                                    3,167,915             0.4
 China                                      1,919,833             0.2
                                         ------------------------------
 Total                                   $839,845,413           100.0%
                                         ==============================

 See accompanying Notes to Financial Statements.

        15 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  November 30, 2003

--------------------------------------------------------------------------------------------------
 Assets

 Investments, at value--see accompanying statement:
 Unaffiliated companies (cost $687,299,586)                                      $  799,140,884
 Affiliated companies (cost $24,856,040)                                             40,704,529
                                                                                 ----------------
                                                                                    839,845,413
-------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                                     8,186,586
 Shares of beneficial interest sold                                                   2,038,116
 Interest and dividends                                                                 827,560
 Other                                                                                      586
                                                                                 ----------------
 Total assets                                                                       850,898,261

-------------------------------------------------------------------------------------------------
 Liabilities

 Bank overdraft                                                                       2,130,220
-------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                                5,298,139
 Shares of beneficial interest redeemed                                               1,295,264
 Distribution and service plan fees                                                     328,212
 Transfer and shareholder servicing agent fees                                          228,292
 Shareholder reports                                                                    210,201
 Trustees' compensation                                                                 159,121
 Other                                                                                   87,419
                                                                                 ----------------
 Total liabilities                                                                    9,736,868

-------------------------------------------------------------------------------------------------
 Net Assets                                                                      $  841,161,393
                                                                                 ================

-------------------------------------------------------------------------------------------------
 Composition of Net Assets

 Paid-in capital                                                                 $1,099,786,533
-------------------------------------------------------------------------------------------------
 Overdistributed net investment income                                               (4,665,046)
-------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency transactions    (381,677,390)
-------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of assets and
 liabilities denominated in foreign currencies                                      127,717,296
                                                                                 ----------------
 Net Assets                                                                      $  841,161,393
                                                                                 ================

        16 | OPPENHEIMER INTERNATIONAL GROWTH FUND

------------------------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $528,362,591 and 33,619,499 shares of beneficial interest outstanding)                 $15.72
 Maximum offering price per share (net asset value plus sales charge of 5.75% of
 offering price)                                                                        $16.68
------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $174,959,488
 and 11,667,335 shares of beneficial interest outstanding)                              $15.00
------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $116,659,190
 and 7,773,560 shares of beneficial interest outstanding)                               $15.01
------------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $21,180,124
 and 1,365,331 shares of beneficial interest outstanding)                               $15.51


 See accompanying Notes to Financial Statements.

        17 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF OPERATIONS  For the Year Ended November 30, 2003

-------------------------------------------------------------------------------------------------
 Investment Income

 Dividends (net of foreign withholding taxes of $1,261,453)                       $  10,289,857
-------------------------------------------------------------------------------------------------
 Interest                                                                               133,468
                                                                                  ---------------
 Total investment income                                                             10,423,325

-------------------------------------------------------------------------------------------------
 Expenses

 Management fees                                                                      5,003,528
-------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                                929,840
 Class B                                                                              1,487,996
 Class C                                                                                904,573
 Class N                                                                                 73,498
-------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                              3,020,016
 Class B                                                                                900,472
 Class C                                                                                459,280
 Class N                                                                                 78,524
-------------------------------------------------------------------------------------------------
 Shareholder reports                                                                    249,780
-------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                            249,409
-------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                  36,573
-------------------------------------------------------------------------------------------------
 Other                                                                                   80,390
                                                                                  ---------------
 Total expenses                                                                      13,473,879
 Less reduction to custodian expenses                                                    (2,123)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class A     (1,778,024)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class B       (425,286)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class C       (146,804)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class N        (25,436)
                                                                                  ---------------
 Net expenses                                                                        11,096,206

-------------------------------------------------------------------------------------------------
 Net Investment Loss                                                                   (672,881)

-------------------------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized gain (loss) on:
 Investments:
   Unaffiliated companies                                                          (196,913,773)
   Affiliated companies                                                             (14,973,013)
 Foreign currency transactions                                                       58,197,059
                                                                                  ---------------
 Net realized loss                                                                 (153,689,727)
-------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 Investments                                                                        322,851,024
 Translation of assets and liabilities denominated in foreign currencies             49,826,921
                                                                                  ---------------
 Net change in unrealized appreciation                                              372,677,945

-------------------------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations                             $ 218,315,337
                                                                                  ===============


 See accompanying Notes to Financial Statements.

        18 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

 Year Ended November 30,                                                                          2003             2002
-------------------------------------------------------------------------------------------------------------------------
 Operations

 Net investment income (loss)                                                            $    (672,881)   $   2,798,149
-------------------------------------------------------------------------------------------------------------------------
 Net realized loss                                                                        (153,689,727)    (140,431,293)
-------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                                      372,677,945      (85,001,129)
                                                                                         --------------------------------
 Net increase (decrease) in net assets resulting from operations                           218,315,337     (222,634,273)

-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Class A                                                                                    (3,451,367)      (1,561,357)
 Class B                                                                                      (393,792)              --
 Class C                                                                                      (280,451)              --
 Class N                                                                                      (141,834)         (22,162)

-------------------------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting from beneficial interest transactions:
 Class A                                                                                    35,842,844      (31,271,131)
 Class B                                                                                   (31,008,777)     (19,682,917)
 Class C                                                                                    (2,213,224)       2,247,648
 Class N                                                                                     4,032,418       10,497,750

-------------------------------------------------------------------------------------------------------------------------
 Net Assets

 Total increase (decrease)                                                                 220,701,154     (262,426,442)
-------------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                                       620,460,239      882,886,681
                                                                                         --------------------------------
 End of period [including undistributed (overdistributed) net
 investment income of $(4,665,046) and $1,579,437, respectively]                         $ 841,161,393    $ 620,460,239
                                                                                         ================================


 See accompanying Notes to Financial Statements.

        19 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS

 Class A     Year Ended November 30,                2003        2002        2001          2000        1999
--------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period             $11.63      $14.96      $19.77        $19.22      $15.11
--------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                        .01         .12         .06          (.01)       (.02)
 Net realized and unrealized gain (loss)            4.19       (3.41)      (3.93)          .77        5.02
                                                  ------------------------------------------------------------
 Total from investment operations                   4.20       (3.29)      (3.87)          .76        5.00
--------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               (.11)       (.04)         --            --        (.13)
 Distributions from net realized gain                 --          --        (.94)         (.21)       (.76)
                                                  ------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    (.11)       (.04)       (.94)         (.21)       (.89)
--------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $15.72      $11.63      $14.96        $19.77      $19.22
                                                  ============================================================

--------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                36.55%     (22.04)%    (20.58)%        3.92%      35.31%

--------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)       $528,363    $358,097    $535,615      $478,680    $208,981
--------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)              $390,315    $512,319    $536,366      $418,537    $180,719
--------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                       0.18%       0.62%       0.62%         0.22%      (0.15)%
 Total expenses                                     1.88%       1.64%       1.42%         1.38%       1.55%
 Expenses after expense reimbursement or fee
 waiver and reduction to custodian expenses         1.42%       1.56%        N/A 3,4       N/A 3       N/A 3
--------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                              61%         46%         33%           61%         75%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements

        20 | OPPENHEIMER INTERNATIONAL GROWTH FUND

 Class B     Year Ended November 30,                2003        2002        2001          2000        1999
--------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period             $11.10      $14.34      $19.14        $18.75      $14.76
--------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                (.13)       (.03)       (.01)         (.08)       (.14)
 Net realized and unrealized gain (loss)            4.06       (3.21)      (3.85)          .68        4.92
                                                  ------------------------------------------------------------
 Total from investment operations                   3.93       (3.24)      (3.86)          .60        4.78
--------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               (.03)         --          --            --        (.03)
 Distributions from net realized gain                 --          --        (.94)         (.21)       (.76)
                                                  ------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    (.03)         --        (.94)         (.21)       (.79)
--------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $15.00      $11.10      $14.34        $19.14      $18.75
                                                  ============================================================

--------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                35.49%     (22.59)%    (21.23)%        3.16%      34.32%

--------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)       $174,959    $161,074    $230,085      $273,243    $176,021
--------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)              $148,838    $200,304    $262,745      $276,393    $145,203
--------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment loss                               (0.55)%     (0.12)%     (0.15)%       (0.56)%     (0.91)%
 Total expenses                                     2.48%       2.39%       2.17%         2.14%       2.31%
 Expenses after expense reimbursement or fee
 waiver and reduction to custodian expenses         2.19%       2.31%        N/A 3,4       N/A 3       N/A 3
--------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                              61%         46%         33%           61%         75%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements

        21 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS Continued

 Class C     Year Ended November 30,                2003        2002        2001          2000        1999
--------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period             $11.12      $14.37      $19.16        $18.77      $14.78
--------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                       (.08)       (.01)         -- 1        (.04)       (.13)
 Net realized and unrealized gain (loss)            4.01       (3.24)      (3.85)          .64        4.91
                                                  ------------------------------------------------------------
 Total from investment operations                   3.93       (3.25)      (3.85)          .60        4.78
--------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               (.04)         --          --            --        (.03)
 Distributions from net realized gain                 --          --        (.94)         (.21)       (.76)
                                                  ------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    (.04)         --        (.94)         (.21)       (.79)
--------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $15.01      $11.12      $14.37        $19.16      $18.77
                                                  ============================================================

--------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                35.44%     (22.62)%    (21.16)%        3.16%      34.28%

--------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)       $116,659    $ 89,456    $114,084      $113,230     $49,242
--------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)              $ 90,532    $106,551    $122,775      $ 98,110     $39,641
--------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                               (0.59)%     (0.12)%     (0.14)%       (0.53)%     (0.92)%
 Total expenses                                     2.38%       2.37%       2.17%         2.14%       2.32%
 Expenses after expense reimbursement or fee
 waiver and reduction to custodian expenses         2.22%       2.29%        N/A 4,5       N/A 4       N/A 4
--------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                              61%         46%         33%           61%         75%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements

        22 | OPPENHEIMER INTERNATIONAL GROWTH FUND

 Class N     Year Ended November 30,                            2003        2002        2001 1
---------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                         $11.55      $14.93        $18.74
---------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                           .02         .09           .01
 Net realized and unrealized gain (loss)                        4.08       (3.38)        (3.82)
                                                              -------------------------------------
 Total from investment operations                               4.10       (3.29)        (3.81)
---------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                           (.14)       (.09)           --
 Distributions from net realized gain                             --          --            --
                                                              -------------------------------------
 Total dividends and/or distributions to shareholders           (.14)       (.09)           --
---------------------------------------------------------------------------------------------------
 Net asset value, end of period                               $15.51      $11.55        $14.93
                                                              =====================================

---------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                            36.01%     (22.18)%      (20.33)%

---------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                    $21,180     $11,833        $3,102
---------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                           $14,722     $ 9,195        $1,152
---------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                                  (0.16)%      0.19%         0.18%
 Total expenses                                                 1.90%       1.80%         1.74%
 Expenses after expense reimbursement or fee
 waiver and reduction to custodian expenses                     1.73%       1.72%          N/A 4,5
---------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                          61%         46%           33%

1. For the period from March 1, 2001 (inception of offering) to November 30,
2001.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements

        23 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer International Growth Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
 (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 Foreign Currency Translation. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held


        24 | OPPENHEIMER INTERNATIONAL GROWTH FUND and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
 Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

 The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.
                                                                Net Unrealized
                                                                  Appreciation
                                                              Based on Cost of
    Undistributed   Undistributed         Accumulated     Securities and Other
    Net Investment      Long-Term                Loss  Investments for Federal
    Income                   Gain  Carryforward 1,2,3      Income Tax Purposes
    --------------------------------------------------------------------------
    $8,832,904                $--        $375,050,410             $107,747,015

 1. As of November 30, 2003, the Fund had $367,266,054 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of November 30, 2003, details of the capital loss carryforwards were as follows:

                              Expiring
                              ----------------------
                              2009      $ 80,843,212
                              2010       110,808,862
                              2011       175,613,980
                                        ------------
                              Total     $367,266,054
                                        ============

 2. During the fiscal years ended November 30, 2003 and November 30, 2002, the Fund did not utilize any capital loss carryforwards.
 3. As of November 30, 2003, the Fund had $7,784,356 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2012.

        25 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for November 30, 2003. Net assets of the Fund were unaffected by the reclassifications.

                 Increase           Increase to               Reduction to
                 to Paid-in     Accumulated Net   Accumulated Net Realized
                 Capital        Investment Loss        Loss on Investments
                 ---------------------------------------------------------
                 $60,352             $1,304,158                 $1,243,806

 The tax character of distributions paid during the years ended November 30, 2003 and November 30, 2002 was as follows:

                                                  Year Ended          Year Ended
                                           November 30, 2003   November 30, 2002
                 ---------------------------------------------------------------
                 Distributions paid from:
                 Ordinary income                  $4,267,444          $1,583,519

 The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                 Federal tax cost of securities
                 and other investments                  $732,125,907
                                                        ============

                 Gross unrealized appreciation          $170,514,601
                 Gross unrealized depreciation           (62,767,586)
                                                        ------------
                 Net unrealized appreciation            $107,747,015
                                                        ============

--------------------------------------------------------------------------------
 Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended November 30, 2003, the Fund's projected benefit obligations were increased by $15,186 and payments of $6,363 were made to retired trustees, resulting in an accumulated liability of $154,642 as of November 30, 2003.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not

        26 | OPPENHEIMER INTERNATIONAL GROWTH FUND materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                          Year Ended November 30, 2003   Year Ended November 30, 2002
                                Shares          Amount         Shares          Amount
----------------------------------------------------------------------------------------
 Class A
 Sold                       40,205,063   $ 471,582,861     33,647,674   $ 459,353,682
 Dividends and/or
 distributions reinvested      273,353       2,963,156         72,548       1,078,074
 Redeemed                  (37,646,102)   (438,703,173)   (38,737,554)   (491,702,887)
                           -------------------------------------------------------------
 Net increase (decrease)     2,832,314   $  35,842,844     (5,017,332)  $ (31,271,131)
                           =============================================================

----------------------------------------------------------------------------------------
 Class B
 Sold                        2,549,035   $  30,239,637      3,357,028   $  43,682,417
 Dividends and/or
 distributions reinvested       32,768         341,309             --              --
 Redeemed                   (5,425,773)    (61,589,723)    (4,887,846)    (63,365,334)
                           -------------------------------------------------------------
 Net decrease               (2,843,970)  $ (31,008,777)    (1,530,818)  $ (19,682,917)
                           =============================================================

        27 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest Continued

                          Year Ended November 30, 2003   Year Ended November 30, 2002
                                Shares          Amount         Shares          Amount
----------------------------------------------------------------------------------------
 Class C
 Sold                        3,339,291   $  38,386,072      3,445,371   $  45,475,541
 Dividends and/or
 distributions reinvested       21,255         221,691             --              --
 Redeemed                   (3,631,625)    (40,820,987)    (3,342,511)    (43,227,893)
                           -------------------------------------------------------------
 Net increase (decrease)      (271,079)  $  (2,213,224)       102,860   $   2,247,648
                           =============================================================

----------------------------------------------------------------------------------------
 Class N
 Sold                        1,277,146   $  14,871,049      5,337,188   $  69,369,904
 Dividends and/or
 distributions reinvested       12,795         137,297          1,499          22,157
 Redeemed                     (949,418)    (10,975,928)    (4,521,688)    (58,894,311)
                           -------------------------------------------------------------
 Net increase                  340,523   $   4,032,418        816,999   $  10,497,750
                           =============================================================

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended November 30, 2003, were $390,925,428 and $408,956,961, respectively.

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.80% of the first $250 million of average annual net assets of the Fund, 0.77% of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion, and 0.67% of average annual net assets in excess of $2 billion.

--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended November 30, 2003, the Fund paid $2,196,403 to OFS for services to the Fund.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------

 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

        28 | OPPENHEIMER INTERNATIONAL GROWTH FUND

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                          Aggregate        Class A    Concessions    Concessions    Concessions    Concessions
                          Front-End      Front-End     on Class A     on Class B     on Class C     on Class N
                      Sales Charges  Sales Charges         Shares         Shares         Shares         Shares
                         on Class A    Retained by    Advanced by    Advanced by    Advanced by    Advanced by
 Year Ended                  Shares    Distributor  Distributor 1  Distributor 1  Distributor 1  Distributor 1
----------------------------------------------------------------------------------------------------------------
 November 30, 2003       $1,079,823       $192,617       $532,929       $540,733       $193,930        $51,806

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                           Class A       Class B        Class C        Class N
                        Contingent    Contingent     Contingent     Contingent
                          Deferred      Deferred       Deferred       Deferred
                     Sales Charges Sales Charges  Sales Charges  Sales Charges
                       Retained by   Retained by    Retained by    Retained by
 Year Ended            Distributor   Distributor    Distributor    Distributor
--------------------------------------------------------------------------------
 November 30, 2003        $175,702      $403,610        $95,694        $33,706

--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the year ended November 30, 2003, expense under the Class A Plan totaled $929,840, all of which were paid by the Distributor to recipients, which included $15,856 retained by the Distributor and $43,593 which was paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the year ended November 30, 2003, were as follows:

                                                                 Distributor's
                                                  Distributor's      Aggregate
                                                      Aggregate  Uncompensated
                                                  Uncompensated  Expenses as %
                 Total Payments  Amount Retained       Expenses  of Net Assets
                     Under Plan   by Distributor     Under Plan       of Class
--------------------------------------------------------------------------------
 Class B Plan        $1,487,996       $1,075,394     $4,383,619           2.51%
 Class C Plan           904,573          202,601      2,306,111           1.98
 Class N Plan            73,498           59,391        168,153           0.79

        29 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 5. Foreign Currency Contracts
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gain or loss. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
    As of November 30, 2003, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
 6. Illiquid or Restricted Securities
 As of November 30, 2003, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of November 30, 2003 was $27,998,113, which represents 3.33% of the Fund's net assets, of which $12,949,424 is considered restricted. Information concerning restricted securities is as follows:

                                                                                    Unrealized
                                   Acquisition                 Valuation as of    Appreciation
 Security                                Dates          Cost     Nov. 30, 2003  (Depreciation)
------------------------------------------------------------------------------------------------
 Stocks and/or Warrants
 Art Advanced Research
 Technologies, Inc.                    6/19/01    $7,500,000        $4,753,178     $(2,746,822)
 Ceres Group, Inc., Series C Wts.,
 Exp. 8/28/06                         10/25/01            --                --              --
 Ceres Group, Inc., Series D Wts.,
 Exp. 12/31/30                         10/4/01            --                --              --
 Ceres, Inc., $4.00 Cv., Series C-1     2/6/01       178,060           289,348         111,288
 Ceres, Inc., Cv., Series C             1/6/99     2,400,000         3,900,000       1,500,000
 Ceres, Inc., Cv., Series D            3/15/01     2,508,000         2,717,000         209,000
 Oxagen Ltd., Cv.                     12/20/00     2,210,700         1,289,898        (920,802)

        30 | OPPENHEIMER INTERNATIONAL GROWTH FUND

--------------------------------------------------------------------------------
 7. Borrowing and Lending Arrangements
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the year ended or at November 30, 2003.

        31 | OPPENHEIMER INTERNATIONAL GROWTH FUND

INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------
 The Board of Trustees and Shareholders of
 Oppenheimer International Growth Fund:
 We have audited the accompanying statement of assets and liabilities of Oppenheimer International Growth Fund, including the statement of investments, as of November 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer International Growth Fund as of November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



 KPMG LLP

 Denver, Colorado
 December 19, 2003

        32 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FEDERAL INCOME TAX INFORMATION  Unaudited

--------------------------------------------------------------------------------
 In early 2004, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
    Dividends of $0.1110, $0.0273, $0.0352 and $0.1375 per share were paid to Class A, Class B, Class C and Class N shareholders, respectively, on December 19, 2002, all of which was designated as an ordinary income for federal income tax purposes.
    Dividends, if any, paid by the Fund during the fiscal year ended November 30, 2003 which are not designated as capital gain distributions should be multiplied by 0.19% to arrive at the amount eligible for the corporate dividend-received deduction.
    A portion, if any, of the dividends paid by the Fund during the fiscal year ended November 30, 2003 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $10,302,859 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2004, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.
    The Fund has elected the application of Section 853 of the Internal Revenue Code to permit shareholders to take a federal income tax credit or deduction, at their option, on a per share basis for an aggregate amount of $1,189,166 of foreign income taxes paid by the Fund during the fiscal year ended November 30, 2003. A separate notice will be mailed to each shareholder in January of 2004, which will reflect the proportionate share of such foreign taxes (as well as the dividend expected to be paid by the Fund in December of 2003) which must be treated by shareholders as gross income for federal income tax purposes.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.

        33 | OPPENHEIMER INTERNATIONAL GROWTH FUND

TRUSTEES AND OFFICERS  Unaudited

Name, Position(s) Held with      Principal Occupation(s) During Past 5 Years;
Fund, Length of Service, Age     Other Trusteeships/Directorships Held by
                                 Trustee; Number of Portfolios in Fund Complex
                                 Currently Overseen by Trustee

INDEPENDENT                      The address of each Trustee in the chart below
TRUSTEES                         is 6803 S. Tucson Way, Centennial, CO
                                 80112-3924. Each Trustee serves for an
                                 indefinite term, until his or her resignation, retirement, death or removal. Mr. Motley was elected as Trustee to the Board I funds effective October 10, 2002 and did not hold shares of Board I funds during the calendar year ended December 31, 2002.

Clayton K. Yeutter,              Of Counsel (since 1993), Hogan & Hartson (a law
Chairman of the Board            firm). Other directorships: Weyerhaeuser Corp.
of Trustees (since 2003),        (since 1999) and Danielson Holding Corp. (since
Trustee (since 1996)             2002); formerly a director of Caterpillar, Inc.
Age: 72                          (1993-December 2002). Oversees 25 portfolios in
                                 the OppenheimerFunds complex.

Robert G. Galli,                 A trustee or director of other Oppenheimer
Trustee (since 1996)             funds. Oversees 35 portfolios in the
Age: 70                          OppenheimerFunds complex.

Phillip A. Griffiths,            A director (since 1991) of the Institute for
Trustee (since 1999)             Advanced Study, Princeton, N.J., a director
Age: 65                          (since 2001) of GSI Lumonics, a trustee (since
                                 1983) of Woodward Academy, a Senior Advisor
                                 (since 2001) of The Andrew W. Mellon
                                 Foundation. A member of: the National Academy of Sciences (since 1979), American Academy of
                                 Arts and Sciences (since 1995), American
                                 Philosophical Society (since 1996) and Council on Foreign Relations (since 2002). Formerly a director of Bankers Trust New York Corporation
                                 (1994-1999). Oversees 25 portfolios in the OppenheimerFunds complex.

Joel W. Motley,                  Director (since 2002) Columbia Equity Financial
Trustee (since 2002)             Corp. (privately-held financial adviser);
Age: 51                          Managing Director (since 2002) Carmona Motley,
                                 Inc. (privately-held financial adviser);
                                 Formerly he held the following positions:
                                 Managing Director (January 1998-December 2001),
                                 Carmona Motley Hoffman Inc. (privately-held financial adviser); Managing Director (January
                                 1992-December 1997), Carmona Motley & Co.
                                 (privately-held financial adviser). Oversees 25 portfolios in the OppenheimerFunds complex.

Kenneth A. Randall,              A director of Dominion Resources, Inc.
Trustee (since 1996)             (electric utility holding company); formerly a
Age: 76                          director of Prime Retail, Inc. (real estate
                                 investment trust) and Dominion Energy, Inc.
                                 (electric power and oil & gas producer), President and Chief Executive Officer of The
                                 Conference Board, Inc. (international economic and business research) and a director of Lumbermens Mutual Casualty Company, American
                                 Motorists Insurance Company and American
                                 Manufacturers Mutual Insurance Company.
                                 Oversees 25 portfolios in the OppenheimerFunds complex.

Edward V. Regan,                 President, Baruch College, CUNY; a director of
Trustee (since 1996)             RBAsset (real estate manager); a director of
Age: 73                          OffitBank; formerly Trustee, Financial
                                 Accounting Foundation (FASB and GASB), Senior
                                 Fellow of Jerome Levy Economics Institute, Bard
                                 College, Chairman of Municipal Assistance
                                 Corporation for the City of New York, New York
                                 State Comptroller and Trustee of New York State and Local Retirement Fund. Oversees 25 investment companies in the OppenheimerFunds complex.

Russell S. Reynolds, Jr.,        Chairman (since 1993) of The Directorship
Trustee (since 1996)             Search Group, Inc. (corporate governance
Age: 71                          consulting and executive recruiting); a life
                                 trustee of International House (non-profit educational organization), and a trustee (since
                                 1996) of the Greenwich Historical Society.
                                 Oversees 25 portfolios in the OppenheimerFunds complex.

        34 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Donald W. Spiro,                 Chairman Emeritus (since January 1991) of the
Vice Chairman of the             Manager. Formerly a director (January
Board of Trustees,               1969-August 1999) of the Manager. Oversees 25
Trustee (since 1996)             portfolios in the OppenheimerFunds complex.
Age: 77

INTERESTED TRUSTEE               The address of Mr. Murphy in the chart below is
AND OFFICER                      Two World Financial Center, 225 Liberty Street,
                                 New York, NY 10281-1008. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

John V. Murphy,                  Chairman, Chief Executive Officer and director
President and Trustee,           (since June 2001) and President (since
Trustee (since 2001)             September 2000) of the Manager; President and a
Age: 54                          director or trustee of other Oppenheimer funds;
                                 President and a director (since July 2001) of Oppenheimer Acquisition Corp. (the Manager's parent holding company) and of Oppenheimer
                                 Partnership Holdings, Inc. (a holding company subsidiary of the Manager); a director (since
                                 November 2001) of OppenheimerFunds Distributor,
                                 Inc. (a subsidiary of the Manager); Chairman and a director (since July 2001) of Shareholder
                                 Services, Inc. and of Shareholder Financial
                                 Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since
                                 July 2001) of OppenheimerFunds Legacy Program
                                 (a charitable trust program established by the Manager); a director of the investment advisory subsidiaries of the Manager: OFI Institutional
                                 Asset Management, Inc. and Centennial Asset
                                 Management Corporation (since November 2001),
                                 HarbourView Asset Management Corporation and
                                 OFI Private Investments, Inc. (since July
                                 2001); President (since November 1, 2001) and a director (since July 2001) of Oppenheimer Real
                                 Asset Management, Inc.; a director (since
                                 November 2001) of Trinity Investment Management
                                 Corp. and Tremont Advisers, Inc. (investment advisory affiliates of the Manager); Executive
                                 Vice President (since February 1997) of
                                 Massachusetts Mutual Life Insurance Company
                                 (the Manager's parent company); a director
                                 (since June 1995) of DLB Acquisition
                                 Corporation (a holding company that owns the shares of David L. Babson & Company, Inc.);
                                 formerly, Chief Operating Officer (September
                                 2000-June 2001) of the Manager; President and trustee (November 1999-November 2001) of MML
                                 Series Investment Fund and MassMutual
                                 Institutional Funds (open-end investment companies); a director (September 1999-August
                                 2000) of C.M. Life Insurance Company;
                                 President, Chief Executive Officer and director
                                 (September 1999-August 2000) of MML Bay State
                                 Life Insurance Company; a director (June
                                 1989-June 1998) of Emerald Isle Bancorp and
                                 Hibernia Savings Bank (a wholly-owned
                                 subsidiary of Emerald Isle Bancorp). Oversees
                                 72 portfolios as Trustee/Officer and 10
                                 portfolios as Officer in the OppenheimerFunds complex.

OFFICERS The address of the Officers in the chart below is as follows: for Messrs. Evans and Zack, Two World Financial Center, 225 Liberty Street, New York, NY 10281-1008, for Mr. Wixted, 6803 S.
                                 Tucson Way, Centennial, CO 80112-3924. Each
                                 Officer serves for an annual term or until his or her earlier resignation, death or removal.

George Evans,                    Vice President of the Manager (since October
Vice President and Portfolio     1993) and of HarbourView Asset Management
Manager (since 1996)             Corporation (since July 1994). An officer of 2
Age: 44                          portfolios in the OppenheimerFunds complex.

        35 | OPPENHEIMER INTERNATIONAL GROWTH FUND

TRUSTEES AND OFFICERS  Unaudited / Continued

Brian W. Wixted,                 Senior Vice President and Treasurer (since
Treasurer (since 1999)           March 1999) of the Manager; Treasurer (since
Age: 44                          March 1999) of HarbourView Asset Management
                                 Corporation, Shareholder Services, Inc.,
                                 Oppenheimer Real Asset Management Corporation,
                                 Shareholder Financial Services, Inc.,
                                 Oppenheimer Partnership Holdings, Inc., OFI
                                 Private Investments, Inc. (since March 2000),
                                 OppenheimerFunds International Ltd. and
                                 OppenheimerFunds plc (since May 2000) and OFI
                                 Institutional Asset Management, Inc. (since
                                 November 2000) (offshore fund management subsidiaries of the Manager); Treasurer and Chief Financial Officer (since May 2000) of
                                 Oppenheimer Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer
                                 (since March 1999) of Oppenheimer Acquisition
                                 Corp. and OppenheimerFunds Legacy Program
                                 (since April 2000); formerly Principal and
                                 Chief Operating Officer (March 1995-March
                                 1999), Bankers Trust Company-Mutual Fund
                                 Services Division. An officer of 82 portfolios in the OppenheimerFunds complex.

Robert G. Zack,                  Senior Vice President (since May 1985) and
Secretary (since 2001)           General Counsel (since February 2002) of the
Age: 55                          Manager; General Counsel and a director (since
                                 November 2001) of OppenheimerFunds Distributor,
                                 Inc.; Senior Vice President and General Counsel
                                 (since November 2001) of HarbourView Asset
                                 Management Corporation; Vice President and a director (since November 2000) of Oppenheimer
                                 Partnership Holdings, Inc.; Senior Vice
                                 President, General Counsel and a director
                                 (since November 2001) of Shareholder Services,
                                 Inc., Shareholder Financial Services, Inc., OFI
                                 Private Investments, Inc., Oppenheimer Trust
                                 Company and OFI Institutional Asset Management,
                                 Inc.; General Counsel (since November 2001) of
                                 Centennial Asset Management Corporation; a director (since November 2001) of Oppenheimer
                                 Real Asset Management, Inc.; Assistant
                                 Secretary and a director (since November 2001) of OppenheimerFunds International Ltd.; Vice
                                 President (since November 2001) of
                                 OppenheimerFunds Legacy Program; Secretary
                                 (since November 2001) of Oppenheimer
                                 Acquisition Corp.; formerly Acting General
                                 Counsel (November 2001-February 2002) and
                                 Associate General Counsel (May 1981-October
                                 2001) of the Manager; Assistant Secretary of
                                 Shareholder Services, Inc. (May 1985-November
                                 2001), Shareholder Financial Services, Inc.
                                 (November 1989-November 2001); OppenheimerFunds
                                 International Ltd. and OppenheimerFunds plc
                                 (October 1997-November 2001). An officer of 82 portfolios in the OppenheimerFunds complex.

The Fund's Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request.


        36 | OPPENHEIMER INTERNATIONAL GROWTH FUND

ITEM 2.  CODE OF ETHICS

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

                  The Board of Directors of the Fund has determined that the Fund does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of November 30, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)